Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 17, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 17, 2012
Prospectus Date	rr_ProspectusDate	Jan. 01, 2012
Supplement [Text Block]	wells_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
For the Adjustable Rate Government Fund,
the Short Duration Government Bond Fund,
the Short-Term Bond Fund and
the Short-Term High Yield Bond Fund
(the "Funds")

(Wells Fargo Advantage Short Duration Government Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) as of November 1, 2012
(Wells Fargo Advantage Short Duration Government Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
(Wells Fargo Advantage Short Duration Government Bond Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%
(Wells Fargo Advantage Short Duration Government Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
(Wells Fargo Advantage Short-Term Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) as of November 1, 2012
(Wells Fargo Advantage Short-Term Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
(Wells Fargo Advantage Short-Term Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%